INTANGIBLE ASSETS - Impairment assumptions (Details) (Details)	12 Months Ended
	Dec. 31, 2025 $ / $ $ / Ounce	Dec. 31, 2024 $ / $ $ / Ounce	Dec. 31, 2023 $ / oz $ / $
Year 1
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.69	0.65	0.68
Year 1 | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	3,900	2,650	1,995
Year 2
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.69	0.68	0.71
Year 2 | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	3,394	2,477	1,998
Year 3
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.69	0.70	0.72
Year 3 | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	3,250	2,101	1,785
Year 4
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.71	0.70	0.70
Year 4 | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	3,100	2,026	1,694
Year 5
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.71	0.69	0.70
Year 5 | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	2,878	1,988	1,666
After ten years
Disclosure of information for cash-generating units [line items]
Average foreign exchange rate	0.71	0.68	0.70
After ten years | Gold price
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets (in USD per ounce)	2,721	1,950	1,666